EQUITY - Capital reserves (Details) - BRL (R$) R$ in Thousands	Mar. 12, 2015	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
EQUITY
Total				R$ 1,165,000
Cancelation of treasury shares according to the Special Shareholders' Meeting (SGM) of 3/12/15 (in shares)	2,332,686
Other capital reserves
EQUITY
Excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date		R$ 2,735,930	R$ 2,735,930
Cancelation of treasury shares according to the Special Shareholders' Meeting (SGM) of 3/12/15		(112,107)	(112,107)
Direct costs of capital increases		(62,433)	(62,433)
Incorporation of shares of GVTPart		(1,188,707)	(1,188,707)
Total		1,297,905	1,229,730
Other capital reserves | FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
EQUITY
Effects of the acquisition and sale		2,182
Other capital reserves | CloudCo Brasil
EQUITY
Effects of the acquisition and sale		31,367
Other capital reserves | IoTco Brasil
EQUITY
Effects of the acquisition and sale		34,644
Other capital reserves | Telefonica Ciberseguranca e Tecnologia do Brasil Ltda
EQUITY
Effects of the acquisition and sale		39,521	39,521
Special goodwill reserve
EQUITY
Tax benefit generated by merger		63,074	63,074
Telefonica Data S.A. (TData) | Other capital reserves
EQUITY
Effects of the acquisition		(59,029)	(59,029)
Terra Networks | Other capital reserves
EQUITY
Effects of the acquisition		60	78
Lemontree and GTR and Tglog | Other capital reserves
EQUITY
Effects of the acquisition		(75,388)	(75,388)
Telefnica Infraestrutura e Segurana Ltda | Other capital reserves
EQUITY
Effects of the acquisition		R$ (48,135)	R$ (48,135)